Pension and Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs
Pension and severance expense consists of the following:

	Domestic Plans
(In thousands)	2013	2012	2011
Defined benefit and severance plans:
Service cost	$465	$363	$447
Interest on projected benefit obligation	892	1,086	1,237
Expected return on plan assets	(1,294)	(1,477)	(1,685)
Recognized actuarial loss	495	374	239
	558	346	238
Defined contribution plans	4,803	8,544	8,718
Total pension and severance expense	$5,361	$8,890	$8,956

	Foreign Plans
(In thousands)	2013	2012	2011
Defined benefit and severance plans:
Service cost	$6,992	$6,783	$6,291
Interest on projected benefit obligation	4,293	3,903	4,044
Expected return on plan assets	(33)	(32)	(34)
Recognized actuarial loss	734	570	647
Amortization of prior service cost	128	128	128
	12,114	11,352	11,076
Net settlement gain	—	—	(134)
	12,114	11,352	10,942
Defined contribution plans	461	466	428
Total pension and severance expense	$12,575	$11,818	$11,370

Schedule of Projected Benefit Obligation
Financial information with respect to the company's domestic and foreign defined benefit pension and severance plans is as follows:

	Domestic Plans Year Ended December 31,		Foreign Plans Year Ended December 31,
(In thousands)	2013	2012	2013	2012
Fair value of plan assets at beginning of year	$19,468	$18,505	$5,176	$5,073
Actual return on plan assets	3,938	2,244	26	47
Employer contributions	839	1,274	6,538	8,372
Benefits paid	(2,872)	(2,555)	(6,228)	(8,275)
Foreign exchange	—	—	47	(41)
Fair value of plan assets at end of year	$21,373	$19,468	$5,559	$5,176

Projected benefit obligation at beginning of year	$27,333	$26,774	$60,685	$59,228
Service and interest cost	1,357	1,449	11,290	10,686
Actuarial loss (gain)	(2,779)	1,665	1,856	(942)
Benefits paid	(2,872)	(2,555)	(6,228)	(8,275)
Foreign exchange	—	—	208	(12)
Projected benefit obligation at end of year	$23,039	$27,333	$67,811	$60,685

Plan assets less than projected benefit obligation	$(1,666)	$(7,865)	$(62,252)	$(55,509)

Schedule of Assumptions Used
The following weighted-average assumptions were used to determine the projected benefit obligations for the company's domestic pension plans and foreign pension and severance plans:

	Domestic Plans December 31,		Foreign Plans December 31,
	2013	2012	2013	2012
Discount rate	4.40%	3.50%	6.90%	6.75%
Rate of compensation increase	n/a	5.00%	5.00%	5.00%
The following weighted-average assumptions were used to determine the net periodic benefit cost for the company's domestic pension plans and foreign pension and severance plans:

	Domestic Plans December 31,		Foreign Plans December 31,
	2013	2012	2013	2012
Discount rate	3.50%	4.25%	6.80%	6.75%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%
Long-term rate of return on plan assets	7.00%	8.00%	0.70%	1.00%

Schedule of Net Periodic Benefit Cost Not Yet Recognized
Included in "Accumulated other comprehensive income (loss)" in the Consolidated Balance Sheets are the following amounts that have not yet been recognized in net periodic pension cost:

	December 31,
(In thousands)	2013	2012
Unrecognized actuarial losses	$18,438	$23,156
Unrecognized prior service costs	692	820

Schedule of Allocation of Plan Assets
The fair values of assets of the company's pension plans were as follows:

		Fair Value Measurements Using
(In thousands)	Total	Level 1	Level 2	Level 3
December 31, 2013
Domestic pension plans:
Money market accounts	$297	$297	$—	$—
Mutual funds:
Domestic equity	5,183	5,183	—	—
International equity	3,177	3,177	—	—
Domestic fixed income	1,489	1,489	—	—
Domestic closed end	3,754	3,754	—	—
Large-cap common stock	4,712	4,712	—	—
Fixed income securities:
Corporate bonds	1,427	—	1,427	—
Mortgage/asset-backed securities	1,023	—	1,023	—
Other	311	—	311	—
Total assets of domestic pension plans	21,373	18,612	2,761	—
Foreign pension and severance plans:
Cash and equivalents	2,282	2,282	—	—
Equity	383	383	—	—
Fixed income securities	2,894	—	2,894	—
Total assets of foreign pension and severance plans	5,559	2,665	2,894	—
Total assets of pension and severance plans	$26,932	$21,277	$5,655	$—
December 31, 2012
Domestic pension plans:
Money market accounts	$393	$393	$—	$—
Mutual funds:
Domestic	7,207	7,207	—	—
International	2,280	2,280	—	—
Large-cap common stock	5,045	5,045	—	—
Fixed income securities:
Corporate bonds	2,442	—	2,442	—
Mortgage/asset-backed securities	1,795	—	1,795	—
Other	306	28	278	—
Total assets of domestic pension plans	19,468	14,953	4,515	—
Foreign pension and severance plans:
Cash and equivalents	2,158	2,158	—	—
Equity	199	199	—	—
Fixed income securities	2,819	—	2,819	—
Total assets of foreign pension and severance plans	5,176	2,357	2,819	—
Total assets of pension and severance plans	$24,644	$17,310	$7,334	$—
The weighted-average asset allocations of the company's domestic pension plans and foreign pension and severance plans by asset category are as follows:

	Domestic Plans December 31,		Foreign Plans December 31,
	2013	2012	2013	2012
Asset category:
Equity securities	79%	75%	7%	4%
Fixed income securities	20%	23%	52%	54%
Cash and equivalents	1%	2%	41%	42%

Schedule of Expected Benefit Payments
Expected benefit payments for the company's domestic defined benefit pension plans and foreign pension and severance plans are as follows:

(In thousands)	Domestic Plans	Foreign Plans
2014	$2,032	$9,248
2015	2,008	8,601
2016	1,964	8,693
2017	1,915	8,380
2018	1,864	8,387
2019-2023	8,369	40,146